Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2016
Finance receivables, net
Schedule of finance receivables
The Group provides automobile financial leasing services on its automotive financial services platform. Detailed information of finance receivables as of December 31, 2015 and 2016 is below:

	2015	2016
	RMB	RMB

Finance receivables, gross
- Within one year	547,995	7,443,959
- After one year but not more than five years	758,170	8,935,544

	1,306,165	16,379,503

-Unearned finance income	(234,925)	(2,673,982)

-Allowance for credit losses	-	(22,486)

Finance receivables, net	1,071,240	13,683,035

Schedule of movements in the allowance for credit losses	The movements in the allowance for credit losses are as follows:
2016
RMB

Balance as of January 1	-
Charge for the year	29,052
Write off for the year	(6,566)

Balance as of December 31	22,486